TRANSACTIONS WITH RELATED PARTIES (Details 5) - Executive	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
No. of executives	133	167	160
Director [Member]
Disclosure of transactions between related parties [line items]
No. of executives	11	13	12
Division Manager [Member]
Disclosure of transactions between related parties [line items]
No. of executives	13	17	16
Department Manager [Member]
Disclosure of transactions between related parties [line items]
No. of executives	63	76	79
Manager [Member]
Disclosure of transactions between related parties [line items]
No. of executives	46	61	53